COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments Under Operating Leases
	2014	2015	2016	2017	2018	Thereafter	Total
Operating leases	$1,898	$2,096	$2,108	$693	$372	$408	$7,575